Equity Incentive Plan Outside of 2015 Equity Incentive Plan (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period		1,638,000	6,391,000
Grants in Period, Weighted Average Grant Date Fair Value		$ 0.82	$ 3.56
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Outside of 2015 Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period	5,156,030
Grants in Period, Weighted Average Grant Date Fair Value	$ 0.35
Outside of 2015 Plan [Member] | Subsequent Event [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Outside of 2015 Plan [Member] | Subsequent Event [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years